7. SHARE CAPITAL (Details)		12 Months Ended
		Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($) shares	Sep. 30, 2022 CAD ($)	Sep. 30, 2024 $ / shares	Sep. 30, 2024 CAD ($) shares	Sep. 30, 2022 $ / shares shares
Share issue costs		$ (72,000)	$ (35,000)
Non-brokered private placement	[1]	85,000
Share Capital Transaction 1
Shares, Issued | shares							2,000,000
Sale of Stock, Price Per Share | $ / shares							$ 0.375
Stock Issued				$ 750,000
Share issue costs				$ 20,370
Share Capital Transaction 2
Shares, Issued | shares			87,860
Stock Issued			$ 21,965
Share Capital Transaction 3
Shares, Issued | shares						2,700,000
Sale of Stock, Price Per Share | $ / shares					$ 0.2
Stock Issued		540,000
Share Capital Transaction 4
Shares, Issued | shares						2,300,000
Sale of Stock, Price Per Share | $ / shares					0.2
Stock Issued		460,000
Share Capital Transaction 3 and 4
Share issue costs		61,205
Share Capital Transaction 5
Shares, Issued | shares						6,500,000
Sale of Stock, Price Per Share | $ / shares					0.1
Stock Issued		650,000
Share Capital Transaction 5 | Finders Fees
Share issue costs		28,210
Share Capital Transaction 5 | Cash
Share issue costs		45,102
Share Capital Transaction 6
Shares, Issued | shares	[2]					180,000
Sale of Stock, Price Per Share | $ / shares	[2]				0.22
Stock Issued	[2]	39,600
Share Capital Transaction 7
Shares, Issued | shares						2,500,000
Sale of Stock, Price Per Share | $ / shares					0.225
Stock Issued		562,500
Share Capital Transaction 8
Shares, Issued | shares						1,099,250
Sale of Stock, Price Per Share | $ / shares					$ 0.16
Stock Issued		175,880
Share Capital Transaction 9
Shares, Issued | shares						556,250
Stock Issued		89,000
Share Capital Transaction 7, 8 and 9
Flow-through premium liability						$ 162,500
Share Capital Transaction 7, 8 and 9 | Finders Fees
Share issue costs		20,230
Share Capital Transaction 7, 8 and 9 | Cash
Share issue costs		87,172
Share Capital Transaction 7, 8 and 9 | Warrants
Share issue costs		$ 9,814

[1]	Note 7(c)(iii)
[2]	Note 5(c)(ii)